Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 23,463	$ 25,031	$ 21,711	$ 5,518	$ 3,964
Provision for credit losses	7,899	15,753	21,668	15,979	4,939
Interest income on certain impaired loans (1)	(332)	(266)	0	0	0
Loan charge-offs	(13,615)	(20,100)	(19,825)	(8,777)	(4,449)
Loan recoveries	2,316	2,347	1,657	938	910
Net loan charge-offs	(11,299)	(17,753)	(18,168)	(7,839)	(3,539)
Allowances related to business combinations/other	(63)	698	(180)	8,053	154
Allowance for credit losses, ending balance	19,668	23,463	25,031	21,711	5,518
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	8,169	8,141
Provision for credit losses	365	4,913
Interest income on certain impaired loans (1)	(161)	(139)
Loan charge-offs	(2,796)	(5,433)	(5,564)	(2,170)	(947)
Loan recoveries	777	678	363	184	211
Net loan charge-offs	(2,019)	(4,755)
Allowances related to business combinations/other	4	9
Allowance for credit losses, ending balance	6,358	8,169	8,141
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	15,294	16,890
Provision for credit losses	7,534	10,840
Interest income on certain impaired loans (1)	(171)	(127)
Loan charge-offs	(10,819)	(14,667)	(14,261)	(6,607)	(3,502)
Loan recoveries	1,539	1,669	1,294	754	699
Net loan charge-offs	(9,280)	(12,998)
Allowances related to business combinations/other	(67)	689
Allowance for credit losses, ending balance	$ 13,310	$ 15,294	$ 16,890